Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Horizon Funds
Entity Central Index Key	0001643174
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
ANFIELD UNIVERSAL FIXED INCOME ETF
Shareholder Report [Line Items]
Fund Name	Anfield Universal Fixed Income ETF
Trading Symbol	AFIF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Anfield Universal Fixed Income ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/afif-fund.html. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/afif-fund.html
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Anfield Universal Fixed Income ETF	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 4.15% for the 12 months ended July 31, 2026. The Fund outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index by 1.44% and its secondary benchmark, the Bloomberg US Aggregate 1-3 Year Bond Index by 0.75% over the same Period.

The outperformance was primarily attributable to bond duration selection and the shift in investor yield curve preference. Additionally, an overweight to credit and an underweight to Treasuries contributed to the Fund's performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
July 31, 2026
	One Year	Five Years	Since Commencement of Operations (09/17/2018)
Anfield Universal Fixed Income ETF - NAV	4.15%	3.67%	2.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.88%
Bloomberg U.S. Aggregate 1-3 Year Index	3.40%	2.14%	2.44%

Performance Inception Date	Sep. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Material Change Date	Jun. 26, 2026
Net Assets	$ 277,884,317
Holdings Count | shares	327
Advisory Fees Paid, Amount	$ 1,541,984
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Net Assets ($)	$277,884,317
Number of Portfolio Holdings	327
Portfolio Turnover Rate (%)	24%
Total Advisory Fees Paid ($)	$1,541,984

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Financials	33.8%
Consumer Discretionary	27.9%
Asset Backed Securities	14.5%
Utilities	6.6%
Energy	3.4%
Industrials	3.1%
Mortgage Securities	2.2%
Health Care	1.5%
Materials	0.8%
Cash & Other	6.2%
Top Holdings	% of Net Assets
United States Treasury Bill	3.9%
United States Treasury Bill	3.6%
Electricite de France SA	2.5%
United States Treasury Bill	2.4%
Nissan Motor Acceptance Co. LLC	2.1%
Caesars Entertainment, Inc.	1.8%
Penn Entertainment, Inc.	1.8%
Citigroup, Inc.	1.7%
Capital One Financial Corp.	1.7%
General Motors Financial Co., Inc.	1.6%
Type of Security	% of Net Assets
Corporate Bonds	61.4%
Bank Loans	16.4%
Collateralized Loan Obligations	14.5%
U.S. Treasury Bills	9.9%
Collateralized Mortgage Obligations	2.2%
Mortgage-Backed Securities	0.0%
Futures Contracts	-0.1%
Cash & Other	-4.3%

Largest Holdings [Text Block]
Top Holdings	% of Net Assets
United States Treasury Bill	3.9%
United States Treasury Bill	3.6%
Electricite de France SA	2.5%
United States Treasury Bill	2.4%
Nissan Motor Acceptance Co. LLC	2.1%
Caesars Entertainment, Inc.	1.8%
Penn Entertainment, Inc.	1.8%
Citigroup, Inc.	1.7%
Capital One Financial Corp.	1.7%
General Motors Financial Co., Inc.	1.6%

Material Fund Change [Text Block]
How has the Fund changed over the past year?

Other Material Fund Changes: The Anfield Universal Fixed Income ETF, previously a series of Two Roads Shared Trust, was reorganized into the Horizon Funds trust effective June 26, 2026. In connection with the reorganization, the Fund's investment adviser changed to Horizon Investments, LLC. The Fund's portfolio managers remain the same and are each now employees of Horizon Investments, LLC. In connection with the reorganization, the Anfield Universal Fixed Income ETF's fee structure changed from a multi-component expense structure to a unitary fee of 0.85%. This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 30, 2026 at https://www.horizonmutualfunds.com/afif-fund.html or upon request at 1-855-754-7932.

Material Fund Change Expenses [Text Block]	In connection with the reorganization, the Anfield Universal Fixed Income ETF's fee structure changed from a multi-component expense structure to a unitary fee of 0.85%
Material Fund Change Adviser [Text Block]	In connection with the reorganization, the Fund's investment adviser changed to Horizon Investments, LLC
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 30, 2026 at https://www.horizonmutualfunds.com/afif-fund.html or upon request at 1-855-754-7932.
Updated Prospectus Phone Number	1-855-754-7932
Updated Prospectus Web Address	https://www.horizonmutualfunds.com/afif-fund.html
Accountant Change Statement [Text Block]
What changes in or disagreements with accountants occurred?

The Anfield Universal Fixed Income ETF, previously a series of Two Roads Shared Trust, was reorganized into the Horizon Funds trust effective June 26, 2026. During the Fund's most recent fiscal year, as a result of the Reorganization after the close of business on June 26, 2026, there was a change in accountants from Deloitte & Touche LLP, the Predecessor Fund's independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on April 28, 2026, upon the recommendation of the Trust's Audit Committee. There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended July 31, 2026 and July 31, 2025.

Accountant Change Date	Jun. 26, 2026